Leases - Summery of Quantitative Information About Right of use Assets (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 63,068,500
Ending balance	$ 887.8	64,906,800	₨ 63,068,500
Net carrying amount	$ 887.8		63,068,500
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		80,616,800
Adjustment on initial application of IFRS 16			66,195,800
Additions		11,206,000	13,565,600
Disposals/adjustments		(2,308,800)	(1,457,100)
Currency translation		4,973,900	2,312,500
Ending balance		94,487,900	80,616,800
Net carrying amount			80,616,800
Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(17,548,300)
Adjustment on initial application of IFRS 16			(3,654,400)
Amortisation for the year		(11,774,300)	(11,164,800)
Amortisation—considered as employee cost		(27,500)
Impairment of Assets			(2,654,900)
Reversal of impairment loss		120,500
Disposals/adjustments		787,100	308,200
Currency translation		(11,386,000)	(382,400)
Ending balance		(29,581,100)	(17,548,300)
Net carrying amount			(17,548,300)
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,377,600
Ending balance		2,241,600	2,377,600
Net carrying amount			2,377,600
Land [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		2,731,400
Adjustment on initial application of IFRS 16			2,673,900
Additions		206,600
Currency translation		122,100	57,500
Ending balance		3,060,100	2,731,400
Net carrying amount			2,731,400
Land [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(353,800)
Adjustment on initial application of IFRS 16			(1,500)
Amortisation for the year		(428,700)	(339,000)
Currency translation		(36,000)	(13,300)
Ending balance		(818,500)	(353,800)
Net carrying amount			(353,800)
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		50,070,700
Ending balance		52,393,000	50,070,700
Net carrying amount			50,070,700
Buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		60,031,800
Adjustment on initial application of IFRS 16			52,049,900
Additions		6,728,700	7,578,200
Disposals/adjustments		(1,169,800)	(1,443,000)
Currency translation		4,060,000	1,846,700
Ending balance		69,650,700	60,031,800
Net carrying amount			60,031,800
Buildings [Member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(9,961,100)
Adjustment on initial application of IFRS 16			(396,500)
Amortisation for the year		(7,198,200)	(7,101,900)
Impairment of Assets			(2,539,800)
Reversal of impairment loss		19,100
Disposals/adjustments		607,700	299,600
Currency translation		(725,200)	(222,500)
Ending balance		(17,257,700)	(9,961,100)
Net carrying amount			(9,961,100)
Plant Machinery and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		7,695,700
Ending balance		7,344,600	7,695,700
Net carrying amount			7,695,700
Plant Machinery and Equipment [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		11,777,100
Adjustment on initial application of IFRS 16			7,867,000
Additions		2,902,300	3,684,100
Disposals/adjustments		(1,128,200)
Currency translation		494,700	226,000
Ending balance		14,045,900	11,777,100
Net carrying amount			11,777,100
Plant Machinery and Equipment [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(4,081,400)
Adjustment on initial application of IFRS 16			(1,427,000)
Amortisation for the year		(2,649,800)	(2,444,500)
Impairment of Assets			(114,800)
Reversal of impairment loss		101,300
Disposals/adjustments		174,200
Currency translation		(245,600)	(95,100)
Ending balance		(6,701,300)	(4,081,400)
Net carrying amount			(4,081,400)
Furniture, Fixtures and Office Appliances [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,190,300
Ending balance		1,122,100	1,190,300
Net carrying amount			1,190,300
Furniture, Fixtures and Office Appliances [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,330,100
Adjustment on initial application of IFRS 16			43,300
Additions		17,400	1,199,200
Currency translation		67,300	87,600
Ending balance		1,414,800	1,330,100
Net carrying amount			1,330,100
Furniture, Fixtures and Office Appliances [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(139,800)
Adjustment on initial application of IFRS 16			(23,700)
Amortisation for the year		(144,700)	(109,900)
Currency translation		(8,200)	(6,200)
Ending balance		(292,700)	(139,800)
Net carrying amount			(139,800)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		682,600
Ending balance		826,300	682,600
Net carrying amount			682,600
Vehicles [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,023,500
Adjustment on initial application of IFRS 16			178,600
Additions		670,900	823,000
Disposals/adjustments		(10,800)	(14,100)
Currency translation		70,100	36,000
Ending balance		1,753,700	1,023,500
Net carrying amount			1,023,500
Vehicles [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(340,900)
Amortisation for the year		(532,700)	(336,100)
Amortisation—considered as employee cost		(27,500)
Disposals/adjustments		5,200	8,600
Currency translation		(31,500)	(13,400)
Ending balance		(927,400)	(340,900)
Net carrying amount			(340,900)
Computer and other IT assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		782,000
Ending balance		776,800	782,000
Net carrying amount			782,000
Computer and other IT assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		3,361,400
Adjustment on initial application of IFRS 16			3,033,300
Additions		671,800	281,100
Currency translation		131,400	47,000
Ending balance		4,164,600	3,361,400
Net carrying amount			3,361,400
Computer and other IT assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(2,579,400)
Adjustment on initial application of IFRS 16			(1,805,700)
Amortisation for the year		(727,000)	(745,100)
Impairment of Assets			(300)
Reversal of impairment loss		100
Currency translation		(81,400)	(28,300)
Ending balance		(3,387,700)	(2,579,400)
Net carrying amount			(2,579,400)
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		269,600
Ending balance		202,300	269,600
Net carrying amount			269,600
Other assets [member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		361,500
Adjustment on initial application of IFRS 16			349,800
Additions		8,300
Currency translation		28,300	11,700
Ending balance		398,100	361,500
Net carrying amount			361,500
Other assets [member] | Accumulated depreciation and amortization [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(91,900)
Amortisation for the year		(93,200)	(88,300)
Currency translation		(10,700)	(3,600)
Ending balance		₨ (195,800)	(91,900)
Net carrying amount			₨ (91,900)